Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per
Amount Registered | shares	69,000,000
Proposed Maximum Offering Price per Unit	38.71
Maximum Aggregate Offering Price	$ 2,670,990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 368,863.72
Offering Note	(1) Includes 9,000,000 shares of our Class A common stock subject to the underwriters' option to purchase additional shares. (2) Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low price of the Registrant's shares of Class A common stock on May 14, 2026, as reported on the Nasdaq Global Select Market.